Otter Creek Long/Short Opportunity Fund
Institutional Class – Ticker: OTTRX

Supplement dated December 17, 2024 to the Summary Prospectus dated February 28, 2024

Effective immediately, the initial minimum investment amount for Institutional Class shares of the Otter Creek Long/Short Opportunity Fund is reduced to $2,500.

Please retain this supplement with your
Summary Prospectus for future reference